Average Annual Total Returns		12 Months Ended	43 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		30.00%	13.51%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		17.90%	10.84%
Solactive GBS Global Markets All Cap Index Member
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS Global Markets All Cap Index
Average Annual Return, Percent		22.52%	16.11%
Solactive U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive US Aggregate Bond Index
Average Annual Return, Percent		6.75%	2.43%
Custom Blended Benchmark - 40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 TR Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Custom Blended Benchmark - 40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 TR Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.28%	10.82%
Solactive U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		6.75%	2.43%
Solactive GBS United States 1000 TR Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 TR Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.45%	18.20%
Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		31.25%	13.99%
Relative Sentiment Tactical Allocation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		30.19%	13.97%
Performance Inception Date	May 18, 2022